OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER RECEIVABLES AND PREPAYMENTS
Prepayments for advertising and legal fee	¥ 2,036	¥ 4,673
Current prepayments and other current assets	¥ 2,036	¥ 4,673